Document And Entity Information	3 Months Ended
Mar. 31, 2018 shares
Document Information [Line Items]
Entity Registrant Name	BeyondSpring Inc.
Entity Central Index Key	0001677940
Trading Symbol	bysi
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)	22,455,702
Document Type	6-K
Document Period End Date	Mar. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q1
Amendment Flag	false